Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Payables to third parties		$ 3,793,161	$ 297,700
VAT payable	[1]	1,333,470	909,710
Interest payable		95,326
Payroll payable		41,282	5,575
Accrued expenses and other liabilities		$ 5,263,239	$ 1,212,985

[1]	The balance of VAT payable is due to the service revenues generated in the PRC, which is subject to 6% of VAT rate.